LOANS AND BORROWINGS (Details) - USD ($)	Dec. 31, 2023	Jun. 30, 2023
Current [Abstract]
Lease liabilities	$ 434,314	$ 376,655
Other loans and borrowings	6,168	5,971
Total current loans and borrowings	440,482	382,626
Non-current [Abstract]
Lease liabilities	1,219,860	567,796
Other loans and borrowings	21,766	24,892
Total non-current loans and borrowings	1,241,626	592,688
Total loans and borrowings	$ 1,682,108	$ 975,314